Financial instruments and risk management - Working capital and going concern assessment (Details) R in Millions, $ in Millions			12 Months Ended
	Aug. 02, 2021 ZAR (R)	Aug. 02, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2021 USD ($)	Oct. 25, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	May 21, 2018 USD ($)	Jun. 27, 2017 USD ($)
Working capital and going concern assessment
Profit for the year			R 33,796	R 30,622	R 433
Working capital			44,290	34,756	11,836
Net assets			81,345	70,716	31,138			R 24,724
Cash from operating activities			32,256	27,151	9,463
Committed undrawn facilities			15,749	7,336	5,688
Cash and cash equivalents			30,292	20,240	5,619			R 2,549
Debt settled			R 20,252	R 18,335	R 22,008
Actual leverage ratio			(0.2)	(0.1)	1.4	(0.2)
Interest coverage ratio			(5,281)	80	7
Leverage ratio maximum per covenant for the second specified period			2.5	2.5
Leverage ratio maximum per covenant for the first specified period					3.5
Minimum
Working capital and going concern assessment
Interest coverage ratio			4.0
2022 Notes
Working capital and going concern assessment
Debt settled	R 5,123	$ 354
Face amount of debt			R 0							$ 500
US$600 million RCF
Working capital and going concern assessment
Debt settled			7,728	R 6,802	R 5,826
Face amount of debt | $						$ 600			$ 600
R5.5 billion RCF
Working capital and going concern assessment
Debt settled			0	R 7,500	R 0
Face amount of debt			R 5,500				R 5,500
Revolving credit facilities
Working capital and going concern assessment
Unutilized borrowings, percentage			100.00%			100.00%